UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  50 Rockefeller Plaza
          2nd Floor
          New York, New York 10020



13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Zacks
Title:    Managing Director
Phone:    212-332-7291


Signature, Place and Date of Signing:


 /s/ Andrew Zacks          New York, New York              November 14, 2007
------------------        ----------------------           -------------------
   [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    88

Form 13F Information Table Value Total:    $553,104
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number                            Name


                                                     FORM 13F INFORMATION TABLE
                                                        Conus Partners, Inc.
                                                         September 30, 2007


                              TITLE OF                    VALUE      SHRS OR   SH/ PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE   SHARED    NONE



ACTIONS SEMICONDUCTOR CO LTD        ADR        00507E107     920      166,649  SH        SHARED-DEFINED  NONE          166,649
ADOLOR CORP                         COM        00724X102     267       78,055  SH        SHARED-DEFINED  NONE           78,055
ALEXZA PHARMACEUTICALS INC          COM        015384100      46        5,340  SH        SHARED-DEFINED  NONE            5,340
AMAZON COM INC                      COM        023135106   2,795       30,000  SH   PUT  SHARED-DEFINED  NONE           30,000
AMERICAN BILTRITE INC               COM        024591109     159       26,475  SH        SHARED-DEFINED  NONE           26,475
AMGEN INC                           COM        031162100   7,620      134,700  SH   PUT  SHARED-DEFINED  NONE          134,700
ANTIGENICS INC DEL            NOTE 5.250% 2/0  037032AC3   1,438    2,000,000  PRN       SHARED-DEFINED  NONE        2,000,000
APPLE INC                           COM        037833100   6,139       40,000  SH   PUT  SHARED-DEFINED  NONE           40,000
ARCELOR MITTAL                NY REGISTRY SH   03937E101  21,016      268,200  SH   PUT  SHARED-DEFINED  NONE          268,200
AUTOMATIC DATA PROCESSING IN        COM        053015103  22,965      500,000  SH   PUT  SHARED-DEFINED  NONE          500,000
BANK OF AMERICA CORPORATION         COM        060505104   3,519       70,000  SH   PUT  SHARED-DEFINED  NONE           70,000
BUNGE LIMITED                       COM        G16962105  13,969      130,000  SH   PUT  SHARED-DEFINED  NONE          130,000
CAPITAL ONE FINL CORP               COM        14040H105   5,314       80,000  SH   PUT  SHARED-DEFINED  NONE           80,000
CARMAX INC                          COM        143130102   1,017       50,000  SH   PUT  SHARED-DEFINED  NONE           50,000
CELL GENESYS INC                    COM        150921104   2,417      632,661  SH        SHARED-DEFINED  NONE          632,661
CHINA LIFE INS CO LTD         SPON ADR REP H   16939P106  29,194      338,600  SH   PUT  SHARED-DEFINED  NONE          338,600
CITIGROUP INC                       COM        172967101   1,400       30,000  SH   PUT  SHARED-DEFINED  NONE           30,000
CITY NATL CORP                      COM        178566105   4,866       70,000  SH   PUT  SHARED-DEFINED  NONE           70,000
COEUR D ALENE MINES CORP IDA        COM        192108108   1,400      369,520  SH        SHARED-DEFINED  NONE          369,520
CONGOLEUM CORP NEW                 CL A        207195108     135      293,518  SH        SHARED-DEFINED  NONE          293,518
CV THERAPEUTICS INC                 COM        126667104   2,430      270,607  SH        SHARED-DEFINED  NONE          270,607
DICKS SPORTING GOODS INC            COM        253393102   5,916       88,100  SH   PUT  SHARED-DEFINED  NONE           88,100
DURECT CORP                         COM        266605104  12,419    2,266,312  SH        SHARED-DEFINED  NONE        2,266,312
E M C CORP MASS                     COM        268648102   5,200      250,000  SH  CALL  SHARED-DEFINED  NONE          250,000
ENDEAVOUR SILVER CORP               COM        29258Y103   2,616      785,700  SH        SHARED-DEFINED  NONE          785,700
EXXON MOBIL CORP                    COM        30231G102   8,330       90,000  SH   PUT  SHARED-DEFINED  NONE           90,000
FACTSET RESH SYS INC                COM        303075105   5,607       81,800  SH   PUT  SHARED-DEFINED  NONE           81,800
FAVRILLE INC                        COM        312088404     409      134,076  SH        SHARED-DEFINED  NONE          134,076
FEDERAL NAT MTG ASSN                COM        313586109   9,845      161,900  SH   PUT  SHARED-DEFINED  NONE          161,900
4 KIDS ENTMT INC                    COM        350865101   4,161      236,556  SH        SHARED-DEFINED  NONE          236,556
GARMIN LTD                          ORD        G37260109   7,761       65,000  SH   PUT  SHARED-DEFINED  NONE           65,000
GENERAL MTRS CORP                   COM        370442105  17,066      465,000  SH   PUT  SHARED-DEFINED  NONE          465,000
GENVEC INC                          COM        37246C109   1,984      844,298  SH        SHARED-DEFINED  NONE          844,298
GLAXOSMITHKLINE PLC                 COM        37733W105  14,540      273,300  SH  CALL  SHARED-DEFINED  NONE          273,300
GOLDMAN SACHS GROUP INC             COM        38141G104  17,339       80,000  SH   PUT  SHARED-DEFINED  NONE           80,000
GOOGLE INC                         CL A        38259P508  11,345       20,000  SH   PUT  SHARED-DEFINED  NONE           20,000
GRACO INC                           COM        384109104   2,746       70,200  SH   PUT  SHARED-DEFINED  NONE           70,200
GUITAR CTR MGMT INC                 COM        402040109   2,076       35,000  SH   PUT  SHARED-DEFINED  NONE           35,000
HEADWATERS INC                      COM        42210P102   2,728      183,300  SH        SHARED-DEFINED  NONE          183,300
HOLOGIC INC                         COM        436440101   8,540      140,000  SH   PUT  SHARED-DEFINED  NONE          140,000
HSBC HLDGS PLC                 SPON ADR NEW    404280406   4,630       50,000  SH   PUT  SHARED-DEFINED  NONE           50,000
INOVIO BIOMEDICAL CORP              COM        45773H102   1,076      797,055  SH        SHARED-DEFINED  NONE          797,055
INTUITIVE SURGICAL INC            COM NEW      46120E602  27,439      119,300  SH   PUT  SHARED-DEFINED  NONE          119,300
ISHARES INC                     MSCI JAPAN     464286848   7,144      498,200  SH   PUT  SHARED-DEFINED  NONE          498,200
ISHARES TR                    FTSE XNHUA IDX   464287184  21,600      120,000  SH   PUT  SHARED-DEFINED  NONE          120,000
ISHARES TR                    MSCI EMERG MKT   464287234  20,206      135,200  SH   PUT  SHARED-DEFINED  NONE          135,200
ISHARES TR                     S&P LTN AM 40   464287390   4,830       20,000  SH   PUT  SHARED-DEFINED  NONE           20,000
ISHARES TR                    7-10 YR TRS BD   464287440  71,491      852,300  SH   PUT  SHARED-DEFINED  NONE          852,300
JP MORGAN CHASE & CO                COM        46625H100   2,291       50,000  SH   PUT  SHARED-DEFINED  NONE           50,000
JOHNSON CTLS INC                    COM        478366107   1,181       10,000  SH   PUT  SHARED-DEFINED  NONE           10,000
JONES APPAREL GROUP INC             COM        480074103   2,219      105,000  SH  CALL  SHARED-DEFINED  NONE          105,000
LABOPHARM INC                       COM        504905100     908      537,016  SH        SHARED-DEFINED  NONE          537,016
MANITOWOC INC                       COM        563571108   4,627      104,500  SH   PUT  SHARED-DEFINED  NONE          104,500
MAXYGEN INC                         COM        577776107  11,656    1,711,643  SH        SHARED-DEFINED  NONE        1,711,643
MEADE INSTRUMENTS CORP              COM        583062104     385      191,517  SH        SHARED-DEFINED  NONE          191,517
MGIC INVT CORP WIS                  COM        552848103   2,908       90,000  SH  CALL  SHARED-DEFINED  NONE           90,000
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR   606822104   1,679      184,900  SH   PUT  SHARED-DEFINED  NONE          184,900
MONOGRAM BIOSCIENCES INC            COM        60975U108   1,701    1,189,537  SH        SHARED-DEFINED  NONE        1,189,537
NEWPARK RES INC               COM PAR $.01NEW  651718504   2,395      446,779  SH        SHARED-DEFINED  NONE          446,779
NOVAGOLD RES INC                  COM NEW      66987E206   1,273       77,100  SH        SHARED-DEFINED  NONE           77,100
NUCO2 INC                           COM        629428103   3,223      125,200  SH        SHARED-DEFINED  NONE          125,200
OCCAM NETWORKS INC                COM NEW      67457P309   2,880      302,498  SH        SHARED-DEFINED  NONE          302,498
OPTIMAL GROUP INC                CL A NEW      68388R208   3,250      601,870  SH        SHARED-DEFINED  NONE          601,870
PANACOS PHARMACEUTICALS INC         COM        69811Q106     300      120,000  SH        SHARED-DEFINED  NONE          120,000
PARTICLE DRILLING TECHNOLOGI        COM        70212G101     722      219,975  SH        SHARED-DEFINED  NONE          219,975
PENN TREATY AMERN CORP            COM NEW      707874400     147       25,100  SH        SHARED-DEFINED  NONE           25,100
PERMA-FIX ENVIRONMENTAL SVCS        COM        714157104   1,295      483,219  SH        SHARED-DEFINED  NONE          483,219
PFIZER INC                          COM        717081103   7,818      320,000  SH  CALL  SHARED-DEFINED  NONE          320,000
PHOTOMEDEX INC                      COM        719358103   1,006      958,165  SH        SHARED-DEFINED  NONE          958,165
POTASH CORP SASK INC                COM        73755L107   1,163       11,000  SH   PUT  SHARED-DEFINED  NONE           11,000
REPLIGEN CORP                       COM        759916109     840      193,940  SH        SHARED-DEFINED  NONE          193,940
RESEARCH IN MOTION LTD              COM        760975102   4,928       50,000  SH   PUT  SHARED-DEFINED  NONE           50,000
RETAIL HOLDRS TR                 DEP RCPT      76127U101   4,006       40,000  SH   PUT  SHARED-DEFINED  NONE           40,000
SANOFI AVENTIS                 SPONSORED ADR   80105N105  13,485      317,900  SH  CALL  SHARED-DEFINED  NONE          317,900
SEARS HLDGS CORP                    COM        812350106   2,544       20,000  SH   PUT  SHARED-DEFINED  NONE           20,000
SELECT SECTOR SPDR TR          SBI INT-FINL    81369Y605   2,746       80,000  SH   PUT  SHARED-DEFINED  NONE           80,000
STAAR SURGICAL CO              COM PAR $0.01   852312305   7,388    2,462,695  SH        SHARED-DEFINED  NONE        2,462,695
STANLEY WKS                         COM        854616109   1,274       22,700  SH   PUT  SHARED-DEFINED  NONE           22,700
SYCAMORE NETWORKS INC               COM        871206108     883      217,023  SH        SHARED-DEFINED  NONE          217,023
SYMYX TECHNOLOGIES                  COM        87155S108   9,526    1,096,190  SH        SHARED-DEFINED  NONE        1,096,190
TASER INTL INC                      COM        87651B104   2,833      180,574  SH        SHARED-DEFINED  NONE          180,574
THERAGENICS CORP                    COM        883375107   3,471      773,017  SH        SHARED-DEFINED  NONE          773,017
TURKCELL ILETISIM HIZMETLERI   SPON ADR NEW    900111204     638       30,000  SH   PUT  SHARED-DEFINED  NONE           30,000
UNITED RENTALS INC                  COM        911363109   4,697      146,000  SH   PUT  SHARED-DEFINED  NONE          146,000
UNITED STATES STL CORP NEW          COM        912909108   3,178       30,000  SH   PUT  SHARED-DEFINED  NONE           30,000
WELLPOINT INC                       COM        94973V107   6,314       80,000  SH   PUT  SHARED-DEFINED  NONE           80,000
YOUNG BROADCASTING INC             CL A        987434107      57       24,406  SH        SHARED-DEFINED  NONE           24,406
ZALE CORP NEW                       COM        988858106   1,201       51,900  SH   PUT  SHARED-DEFINED  NONE           51,900


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